American Funds Portfolio Series
333 South Hope Street
Los Angeles, California  90071-1406

Phone (213) 486 9200
Fax (213) 486 9455

January 6, 2012

Document Control
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	American Funds Portfolio Series

Dear Sir or Madam:

On behalf of American Funds Portfolio Series (the “series”), we hereby file Form N-1A under the Investment Company Act of 1940 and the Securities Act of 1933. A Form N-8A has been filed for the series and the series’ CIK number is 0001537151. If you have any questions about the enclosed, please contact me at (213) 452-2060.

Sincerely,

/s/ Walter R. Burkley
Walter R. Burkley

Enclosure